UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: QCM Cayman Ltd. (formerly Quantlab Capital Management, Ltd.)
Address:  4200 Montrose Boulevard, Suite 200
Houston, Texas 77006


Form 13F File Number:    28-10022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark F. Hansen
Title:  	Chief Financial Officer
Phone:		(713) 333-5445

Signature, Place, and Date of Signing:


	/s/ Mark F. Hansen	Houston, TX				2/14/2011
	[Signature]		[City, State]				[Date]


Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	Fourth quarter 2010

Form 13F Information Table Entry Total:		66

Form 13F Information Table Value Total:		$187,974
					 	(thousands)

List of Other Included Managers: 		NONE

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

							FORM 13F INFORMATION TABLE


Column 			Column 			Column 		Column 			Column 			Column	Column	Column
1			2			3		4			5			6	7	8
-------------------	---------------		---------	-------		----------------------------	------	------	--------------
NAME			TITLE							SHS
OF			OF					VALUE		OR PRN		SH/	PUT/	INVST	OTR	VTNG AUTHRTY
ISSUER			CLS			CUSIP		x$1000		AMT		PRN	CALL	DSCRTN	MGRS	SOLE SHRD NONE
-------------------	---------------		---------	-------		------		----	----	------	------	---- ---- ----


ALCON INC		COM SHS			H01301102	$212	 	1,300 		SH		SOLE	NONE	 1,300
AKAMAI TECHNOLOGIES INC	COM			00971T101	$2,832	 	60,200 		SH	CALL	SOLE	NONE	 60,200
AKAMAI TECHNOLOGIES INC	COM			00971T101	$1,275	 	27,100 		SH	PUT	SOLE	NONE	 27,100
AMAZON COM INC		COM			023135106	$6,390	 	35,500 		SH	CALL	SOLE	NONE	 35,500
AMAZON COM INC		COM			023135106	$5,580		31,000 		SH	PUT	SOLE	NONE	 31,000
APPLE INC		COM			037833100	$901	 	2,792 		SH		SOLE	NONE	 2,792
APPLE INC		COM			037833100	$18,676	 	57,900 		SH	CALL	SOLE	NONE	 57,900
APPLE INC		COM			037833100	$9,483	 	29,400 		SH	PUT	SOLE	NONE	 29,400
BAIDU INC		SPON ADR REP A		056752108	$9,489	 	98,300 		SH	CALL	SOLE	NONE	 98,300
BAIDU INC		SPON ADR REP A		056752108	$4,315	 	44,700 		SH	PUT	SOLE	NONE	 44,700
BANK MONTREAL QUE	COM			063671101	$269	 	4,668 		SH		SOLE	NONE	 4,668
BANK OF AMERICA CORP	COM			060505104	$506	 	37,964 		SH		SOLE	NONE	 37,964
BERKSHIRE HATHAWAY DEL	CL A			084670108	$418	 	5,220 		SH		SOLE	NONE	 5,220
BP PLC			SPONSORED ADR		055622104	$1,320	 	29,890 		SH		SOLE	NONE	 29,890
COMCAST CORP NEW	CL A			20030N101	$246	 	11,821 		SH		SOLE	NONE	 11,821
CREDIT SUISSE GROUP	SPONSORED ADR		225401108	$225	 	5,574 		SH		SOLE	NONE	 5,574
E M C CORP MASS		COM			268648102	$274	 	11,967 		SH		SOLE	NONE	 11,967
FIRST SOLAR INC		COM			336433107	$2,173	 	16,699 		SH		SOLE	NONE	 16,699
FIRST SOLAR INC		COM			336433107	$6,845	 	52,600 		SH	CALL	SOLE	NONE	 52,600
FIRST SOLAR INC		COM			336433107	$5,622	 	43,200 		SH	PUT	SOLE	NONE	 43,200
GENERAL ELECTRIC CO	COM			369604103	$862	 	47,143 		SH		SOLE	NONE	 47,143
GOLDMAN SACHS GROUP INC	COM			38141G104	$5,627	 	33,464 		SH		SOLE	NONE	 33,464
GOLDMAN SACHS GROUP INC	COM			38141G104	$12,410	 	73,800 		SH	CALL	SOLE	NONE	 73,800
GOLDMAN SACHS GROUP INC	COM			38141G104	$15,572	 	92,600 		SH	PUT	SOLE	NONE	 92,600
GOOGLE INC		CL A			38259P508	$8,850	 	14,900 		SH	CALL	SOLE	NONE	 14,900
GOOGLE INC		CL A			38259P508	$8,731	 	14,700 		SH	PUT	SOLE	NONE	 14,700
INTEL CORP		COM			458140100	$871	 	41,440 		SH		SOLE	NONE	 41,440
ISHARES INC		MSCI PAC J IDX		464286665	$256	 	5,441 		SH		SOLE	NONE	 5,441
ISHARES TR		RUSSELL 2000		464287655	$978	 	12,500 		SH		SOLE	NONE	 12,500
ISHARES TR		RUSSELL 2000		464287655	$2,019	 	25,800 		SH	CALL	SOLE	NONE	 25,800
ISHARES TR		RUSSELL 2000		464287655	$5,164	 	66,000 		SH	PUT	SOLE	NONE	 66,000
ISHARES TR		S&P LTN AM 40		464287390	$484	 	8,995 		SH		SOLE	NONE	 8,995
ISHARES TR		S&P 500 INDEX		464287200	$1,703	 	13,487 		SH		SOLE	NONE	 13,487
JPMORGAN CHASE & CO	COM			46625H100	$356	 	8,400 		SH	CALL	SOLE	NONE	 8,400
JPMORGAN CHASE & CO	COM			46625H100	$501	 	11,800 		SH	PUT	SOLE	NONE	 11,800
MARKET VECTORS ETF TR	RUSSIA ETF		57060U506	$263	 	6,943 		SH		SOLE	NONE	 6,943
MARVELL TECHNOLOGY GRP	ORD			G5876H105	$276	 	14,880 		SH		SOLE	NONE	 14,880
MICRON TECHNOLOGY INC	COM			595112103	$383	 	47,789 		SH		SOLE	NONE	 47,789
MOSAIC CO		COM			61945A107	$533	 	6,986 		SH		SOLE	NONE	 6,986
MOSAIC CO		COM			61945A107	$893	 	11,700 		SH	CALL	SOLE	NONE	 11,700
MOSAIC CO		COM			61945A107	$1,153	 	15,100 		SH	PUT	SOLE	NONE	 15,100
NETFLIX INC		COM			64110L106	$477	 	2,713 		SH		SOLE	NONE	 2,713
NETFLIX INC		COM			64110L106	$3,303	 	18,800 		SH	CALL	SOLE	NONE	 18,800
NETFLIX INC		COM			64110L106	$2,600	 	14,800 		SH	PUT	SOLE	NONE	 14,800
PETROLEO BRASLRO SA PTR	SPONSORED ADR		71654V408	$473	 	13,831 		SH		SOLE	NONE	 13,831
PFIZER INC		COM			717081103	$227	 	12,943 		SH		SOLE	NONE	 12,943
POTASH CORP SASK INC	COM			73755L107	$2,183	 	14,100 		SH	CALL	SOLE	NONE	 14,100
POTASH CORP SASK INC	COM			73755L107	$3,716	 	24,000 		SH	PUT	SOLE	NONE	 24,000
POWERSHARES QQQ TRUST	UNIT SER 1		73935A104	$1,775	 	32,600 		SH		SOLE	NONE	 32,600
POWERSHARES QQQ TRUST	UNIT SER 1		73935A104	$1,449	 	26,600 		SH	CALL	SOLE	NONE	 26,600
POWERSHARES QQQ TRUST	UNIT SER 1		73935A104	$1,574	 	28,900 		SH	PUT	SOLE	NONE	 28,900
PROSHARES TR		PSHS ULSHT SP50		74347R883	$701	 	29,500 		SH	CALL	SOLE	NONE	 29,500
RESEARCH IN MOTION LTD	COM			760975102	$2,242	 	38,564 		SH		SOLE	NONE	 38,564
RESEARCH IN MOTION LTD	COM			760975102	$5,145	 	88,500 		SH	CALL	SOLE	NONE	 88,500
RESEARCH IN MOTION LTD	COM			760975102	$5,679	 	97,700 		SH	PUT	SOLE	NONE	 97,700
SPDR GOLD TRUST		GOLD SHS		78463V107	$415	 	2,989 		SH		SOLE	NONE	 2,989
SPDR GOLD TRUST		GOLD SHS		78463V107	$208	 	1,500 		SH	CALL	SOLE	NONE	 1,500
SPDR GOLD TRUST		GOLD SHS		78463V107	$541	 	3,900 		SH	PUT	SOLE	NONE	 3,900
SYNGENTA AG		SPONSORED ADR		87160A100	$226	 	3,845 		SH		SOLE	NONE	 3,845
TELEFONICA S A		SPONSORED ADR		879382208	$263	 	3,848 		SH		SOLE	NONE	 3,848
TRANSOCEAN LTD		REG SHS			H8817H100	$252	 	3,628 		SH		SOLE	NONE	 3,628
TRANSOCEAN LTD		REG SHS			H8817H100	$1,453	 	20,900 		SH	CALL	SOLE	NONE	 20,900
TRANSOCEAN LTD		REG SHS			H8817H100	$1,397	 	20,100 		SH	PUT	SOLE	NONE	 20,100
US STL CORP NEW		COM			912909108	$1,446	 	24,753 		SH		SOLE	NONE	 24,753
US STL CORP NEW		COM			912909108	$2,839	 	48,600 		SH	CALL	SOLE	NONE	 48,600
US STL CORP NEW		COM			912909108	$2,454	 	42,000 		SH	PUT	SOLE	NONE	 42,000

